Revenues (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Revenues Disclosure [Abstract]
Deferred commission costs	$ 1,994	$ 2,098
New contract acquisition assets	961
Amortized of capitalized contract acquisition asset	1,067
Unbilled receivables balances	2,570	$ 1,497
Remaining performance obligations	$ 40,875
Percentage of remaining performance obligation expected to be recognized as revenue	74.00%
Deferred revenues	$ 694